Document and Entity Information	May 05, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001757898
Document Type	8-K
Document Period End Date	May 05, 2021
Entity Registrant Name	STERIS plc
Entity Incorporation State Country Code	L2
Entity File Number	001-38848
Entity Tax Identification Number	98-1455064
Entity Address, Address Line One	70 Sir John Rogerson’s Quay
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 R296
City Area Code	353
Local Phone Number	1232 2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary Shares 0.001 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares, $0.001 par value
Trading Symbol	STE
Security Exchange Name	NYSE
Two 700 Senior Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.700% Senior Notes due 2031
Trading Symbol	STE/31
Security Exchange Name	NYSE
Three 750 Senior Notes Due 2051 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.750% Senior Notes due 2051
Trading Symbol	STE/51
Security Exchange Name	NYSE